As filed with the SEC on March 4, 2004.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1902

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 507.

Item 1: Report(s) to Shareholders. The Annual Report is attached.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                                 ANNUAL REPORT

Dear Investor:

PERFORMANCE

For the year ended December 31, 2003, Transamerica Occidental's Separate Account Fund B returned 30.58%. By comparison its benchmark, the S&P 500 returned 28.67%.

PORTFOLIO COMMENTS

After a disappointing start, U.S. equity markets began a broad rally in March that ultimately embraced all but a few industries. Initially, the rebound was fueled primarily by anticipation of a stronger economy and earnings improvements. Much of corporate America has spent the past several years cutting operating costs and removing debt from its balance sheet. As the economic expansion picked up steam, investors expected to see the fruits of this corporate restructuring, in the form of more revenues flowing to the bottom line.

By the final quarter of the year, earnings by and large met or exceeded expectations. Investors concluded that corporate profitability had finally turned the proverbial corner, and the market surged. The Standard and Poor's 500 Composite Stock Index ("S&P 500") rose more than 28% for the year, led by industries associated with electronics, the Internet and telecommunications and, to a lesser extent, by economically sensitive industries like metals and mining, hotels/restaurants, and automobiles.

MARKET OUTLOOK

After several years of corporate deleveraging and cost reduction, revenues are increasingly becoming profits, making for a positive earnings trend. We believe that trend will continue in 2004, aided in part by increased capital spending. At the same time, we also believe the market has factored much of the rise in earnings into current stock prices. Therefore, we anticipate more moderate returns than those garnered in 2003. We will be watchful of overvaluation as the year unfolds and careful to divest overpriced securities in favor of better opportunities.

                                            /s/ Gary U. Rolle
                                             Gary U. Rolle
                                             President and
                                             Chairman, Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. VALUE WILL FLUCTUATE; CAN LOSE PRINCIPAL.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND I

Comparison of change in value of $10,000 in Fund B and its comparative index.

                                    (CHART)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/2003

                               1 YEAR              5 YEARS            10 YEARS
                         -----------------------------------------------------------
         Fund B                30.58%               0.31%              16.49%
        S&P 500                28.67%              -0.57%              11.06%

NOTES:
   The Standard & Poors 500 Composite Stock (S&P 500) Index is an unmanaged index used as a general measure of market performance.

   The performance data presented represents past performance; future results may vary.

   The value of the FUND B Variable Annuity will fluctuate so that when surrendered, it may be worth more or less than the total of premium payments. Taxes are due upon distribution of earnings. Distribution of earnings made prior to age 59 1/2 may be subject to a 10% federal tax penalty. Benefits may change if the age or sex of the annuitant has been misstated.

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
December, 1993.................    6.851062
March, 1994....................    6.629959
June, 1994.....................    6.325672
September, 1994................    6.905430
December, 1994.................    7.364882
March, 1995....................    8.376121
June, 1995.....................    9.806528
September, 1995................   11.275672
December, 1995.................   11.163517
March, 1996....................   11.495829
June, 1996.....................   12.356950
September, 1996................   13.007681
December, 1996.................   14.289273
March, 1997....................   14.574090
June, 1997.....................   18.948025
September, 1997................   22.762719
December, 1997.................   20.822981
March, 1998....................   24.769837
June, 1998.....................   26.122076
September, 1998................   24.532238
December, 1998.................   31.039623

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
March, 1999....................   36.274720
June, 1999.....................   36.182643
September, 1999................   33.766134
December, 1999.................   43.812753
March, 2000....................   49.902772
June, 2000.....................   46.517366
September, 2000................   45.550563
December, 2000.................   38.753772
March, 2001....................   32.935996
June, 2001.....................   34.566512
September, 2001................   27.939022
December, 2001.................   31.800123
March, 2002....................   31.249545
June, 2002.....................   26.102110
September, 2002................   21.962538
December, 2002.................   24.139846
March, 2003....................   24.392041
June, 2003.....................   27.210522
September, 2003................   28.193742
December, 2003.................   31.521091

The table above covers the period from December, 1993, to December, 2003. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2003

ASSETS:
Investment in Transamerica Equity II -- at market value
  (cost $68,374,182; shares 8,560,516.677)..................    $85,776,377
Cash and cash equivalents...................................             --
Dividends and interest receivable...........................             --
                                                                -----------
     TOTAL ASSETS...........................................     85,776,377
LIABILITIES:
Accrued asset charges and management fee....................             --
                                                                -----------
NET ASSETS..................................................    $85,776,377
                                                                ===========
Net assets attributed to variable annuity
  contractholders -- 2,721,238 units at $31.521091 per
  unit......................................................    $85,776,377
                                                                ===========

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               Year ended        Year ended
                                                              December 31,      December 31,
                                                                  2003              2002
                                                              ------------      ------------
Net investment loss.........................................  $  (541,128)      $   (594,145)
Net realized gain/loss from security transactions...........    1,666,032         (5,465,983)
Net change in unrealized appreciation/depreciation on
  investments...............................................   19,022,799        (16,193,424)
                                                              -----------       ------------
Net increase (decrease) in net assets resulting from
  operations................................................   20,147,703        (22,253,552)
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............       42,884             42,923
Payments to Contract Owners:
  Annuity payments..........................................      (14,038)           (22,185)
  Terminations and withdrawals..............................   (1,946,161)        (3,579,701)
                                                              -----------       ------------
Total increase (decrease) in net assets.....................   18,230,388        (25,812,515)
Balance at beginning of period..............................   67,545,989         93,358,503
                                                              -----------       ------------
Balance at end of period....................................  $85,776,377       $ 67,545,989
                                                              ===========       ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                               DECEMBER 31, 2003

NET INVESTMENT LOSS
  INCOME:
     Dividends..............................................  $   411,642
     Interest...............................................       12,799
                                                              -----------
       Total investment income..............................      442,441
                                                              -----------
  EXPENSES:
     Investment management services.........................      222,824
     Mortality and expense risk charges.....................      742,745
                                                              -----------
       Total expenses.......................................      965,569
                                                              -----------
  Net investment loss.......................................     (541,128)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions..............    1,666,032
  Net change in unrealized appreciation/depreciation on
     investments............................................   19,022,799
                                                              -----------
  Net realized and unrealized gain on investments...........   20,688,831
                                                              -----------
       Net increase in net assets resulting from
        operations..........................................  $20,147,703
                                                              ===========

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Transamerica Occidental's Separate Account Fund B (the Fund) is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Security valuations

     Investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ INMS, such closing price may be the last quoted price or the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Investment company securities are valued at the net asset value ("NAV") of the underlying portfolio. Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and under the supervision of the Board of Managers of the Fund's Valuation Committee.

Security transactions and investment income

     The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $18,204,736 and $20,792,162, respectively, in December 2003. The Fund had net unrealized gains of $17,402,195 at December 31, 2003 related to these investments. Realized gains and losses on investments are determined using the average cost method. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on settlement date.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund form a part of, and are taxed with, those of Transamerica Occidental Life Insurance Company (Transamerica Occidental Life), which is taxed as a "life insurance company" under the Internal Revenue Code. Under the current Internal Revenue Code law, the investment income of the Fund, including realized and unrealized capital gains is not taxable to Transamerica Occidental Life as long as the earnings are credited under the Contract. Accordingly, no provision for Federal income taxes has been made.

Expenses

     The value of the Fund has been reduced by charges on each valuation date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%.

NOTE B -- RELATED PARTY TRANSACTIONS

     As of December 31, 2003, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $67,374,975) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

     AEGON/Transamerica Fund Advisers, Inc ("ATFA") is the Fund's investment adviser. ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the fund and the sub-adviser to the Fund. The Fund pays management fees to ATFA based on average daily net assets at the stated rate of 0.30%.

NOTE C -- INVESTMENT ADVISORY ARRANGEMENTS

     No remuneration was paid during 2003 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

     At a meeting of Fund B Contract Owners held on December 16, 2003, Contract Owners approved an Agreement and Plan of Reorganization providing for the reorganization of Fund B as a unit investment trust that invests all of its assets in Transamerica Equity II, a mutual fund with investment objectives, policies, strategies and restrictions that are substantially similar to those of Fund B. As an initial step toward effecting the reorganization of Fund B, effective as of immediately after the close of business on December 30, 2003, all of the assets and liabilities (other than liabilities attributable to insurance charges) of Fund B were transferred, free and clear of all liens and encumbrances, to Transamerica Equity II in exchange for shares of Transamerica Equity II equivalent in value to the assets received from Fund B, less the liabilities assumed. Accordingly, Fund B now pursues its investment objective by investing substantially all of its investable assets in Transamerica Equity II which, in turn, invests directly in a portfolio of securities and other investments formerly held directly by Fund B.

NOTE D -- SUBSEQUENT EVENTS

     Fund B completed the reorganization by converting from a management investment company to a unit investment trust January 29, 2004. As a unit investment trust, Fund B will continue to invest exclusively in shares of Transamerica Equity II, which is a series of AEGON/Transamerica Series Fund, Inc.

SUPPLEMENTAL INFORMATION

     Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Managers of the Fund solicited a vote by the shareholders for the following items.

     Each vote reported represents one outstanding dollar held on the record date for the meeting.

     At a special meeting of shareholders held on December 16, 2003, the results of Proposal 1 were as follows:

     PROPOSAL 1: Approval of an Agreement and Plan of Reorganization providing for the reorganization of Fund B as a unit investment trust that will invest in Transamerica Equity II, a series of AEGON/Transamerica Series Fund, Inc.

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
         98.296%                     .997%                      .707%

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                              Year Ended
                                             December 31,
                                                 2003         2002       2001       2000       1999
                                             ------------    -------    -------    -------    -------
Investment income..........................    $ 0.154       $ 0.139    $ 0.141    $ 0.096    $ 0.097
Expenses...................................      0.351         0.345      0.436      0.598      0.456
                                               -------       -------    -------    -------    -------
Net investment loss........................     (0.196)       (0.206)    (0.295)    (0.502)    (0.359)
Net realized and unrealized gain (loss) on
  investments..............................      7.578        (7.454)    (6.659)    (4.558)    13.132
                                               -------       -------    -------    -------    -------
    Net increase (decrease) in accumulation
      unit value...........................      7.381        (7.660)    (6.954)    (5.059)    12.773
Accumulation unit value:
  Beginning of period......................     24.140        31.800     38.754     43.813     31.040
                                               -------       -------    -------    -------    -------
  End of period............................    $31.521       $24.140    $31.800    $38.754    $43.813
                                               =======       =======    =======    =======    =======
Total Return...............................      30.58 %      (24.09)%   (17.94)%   (11.55)%    41.15 %
Ratio of expenses to average accumulation
  fund balance.............................       1.30 %        1.28 %     1.29 %     1.33 %     1.29 %
Ratio of net investment loss to average
  accumulation fund balance................      (0.73)%       (0.77)%    (0.87)%    (1.12)%    (1.02)%
Portfolio turnover.........................      27.50 %       32.69 %    58.91 %    49.87 %    34.45 %
Number of accumulation units outstanding at
  end of period (000's omitted)............      2,721         2,798      2,936      3,028      3,084

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         REPORT OF INDEPENDENT AUDITORS

Contractholders and Board of Managers, Transamerica Occidental's
  Separate Account Fund B
Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Transamerica Occidental's Separate Account Fund B, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account Fund B at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           -S- ERNST & YOUNG LLP

Des Moines, Iowa
January 31, 2004

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

PETER R. BROWN, Vice Chairman,
  Director
DANIEL CALABRIA, Director
JANICE B. CASE, Director
CHARLES C. HARRIS, Director                      (LOGO)
LEO J. HILL, Director
RUSSELL A. KIMBALL, JR., Director
LARRY N. NORMAN, Director
WILLIAM W. SHORT, JR., Director
BRIAN C. SCOTT, President and
  Chief Executive Officer
KIM D. DAY, Vice President,
  Treasurer and Principal
  Financial Officer
JOHN K. CARTER, Senior Vice
  President, Secretary &
  General Counsel                            TRANSAMERICA
                                             OCCIDENTAL'S
Transamerica Occidental
                                             SEPARATE
Life Insurance Company
Annuity Service Center
                                             ACCOUNT FUND B
4333 Edgewood Road NE
Cedar Rapids, IA 52499

877-717-8861                                 ANNUAL

              (LOGO)

                                             FINANCIAL

Must be preceded by a current Separate       REPORT
Account B prospectus.
                                             DECEMBER 31, 2003

TFM 1036 Ed. 2-98

Item 2: Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)      (1) Registrant has filed this code of ethics as an exhibit pursuant to
         Item 10(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant's Board of Managers has determined that Peter Brown and William Short are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Mr. Brown and Mr. Short are "independent" under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Brown and Mr. Short as "audit committee financial experts" pursuant to Item 3 of Form N-CSR does not
(i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as members of the Registrant's audit committee or Board of Managers in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant's audit committee or Board of Managers.

Item 4: Principal Accountant Fees and Services.

                                                                Fiscal Year Ended 12/31
                                                                -----------------------
                                                              2002                   2003
                                                              ----                   ----
(a)      Audit Fees                                            --                     --
(b)      Audit-related Fees                                    --                     --
(c)      Tax Fees                                              --                     --
(d)      All Other Fees                                       N/A                    N/A
(e) (1)  Pre-approval policy * (see below)
(e) (2)  % of above that were pre-approved                     0%                     0%
(f)      If greater than 50%, disclose hours                  N/A                    N/A
(g)      Non-audit fees rendered to Adviser
         (or affiliate that provided services to
         Registrant)                                          N/A                    N/A
(h)      Disclose whether the Audit Committee
         has considered whether the provisions
         of non-audit services rendered to the
         Adviser that were NOT pre-approved is
         Compatible with maintaining the auditor's
         Independence.                                        Yes                    Yes

* (e) (1)  The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: [Reserved].

Item 6: [Reserved].

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8: [Reserved].

Item 9: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10: Exhibits.

(a)      (1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

         (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Transamerica Occidental's Separate Account
                                      Fund B
                                      (Registrant)

                                      By:  /s/ Brian C. Scott
                                           ------------------
                                           President and Chief Executive Officer
                                           Date: March 4, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:   /s/ Brian C. Scott
               ------------------
               President and Chief Executive Officer
               Date: March 4, 2004

         By:   /s/ Kim D. Day
               --------------
               Vice President, Treasurer and Principal Financial Officer
               Date: March 4, 2004

                                  EXHIBIT INDEX

Exhibit No.                          Description of Exhibit
-----------                          ----------------------
10(b)(1)             Code of Ethics for Principal Executive and Senior Financial Officers
10(b)(2)             Section 302 N-CSR Certification of Principal Executive Officer
10(b)(3)             Section 302 N-CSR Certification of Principal Financial Officer
10(b)(4)             Section 906 N-CSR Certification of Principal Executive Officer,
                     Principal Financial Officer & General Counsel